Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 20,440	$ 13,689
Compensation payable	13,248	15,830
Other liabilities	6,059	9,130
Taxes payable	586	906
Trade and other payables	$ 40,333	$ 39,555